Scope of Consolidation and Summary of Material Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2025
Scope of Consolidation and Summary of Material Accounting Policies
Schedule of consolidated subsidiaries

		Percentage of ownership
		As of June 30,	As of June 30,
Subsidiary	Location	2024	2025 (5)
Mytheresa Group GmbH	Munich, Germany	100%	100%
Mytheresa SE	Munich, Germany	100%	100%
Theresa Warenvertrieb GmbH	Munich, Germany	100%	100%
mytheresa.com GmbH	Munich, Germany	100%	100%
mytheresa.com Service GmbH	Munich, Germany	100%	100%
mytheresa Business Information Consulting Co. Ltd.	Shanghai, China	100%	100%
Mytheresa US Services Inc.	Delaware, United States	100%	100%
Mytheresa International Services GmbH (1)	Schkeuditz, Germany	100%	100%
Mytheresa APAC Services Limited (2)	Hong Kong, China	100%	100%
Mytheresa UK Services Ltd.(3)	London, United Kingdom	100%	100%
Mytheresa Spain Services S.L.U.(4)	Barcelona, Spain	100%	100%
YOOX NET-A-PORTER GROUP S.p.A.	Milan, Italy	—	100%
YOOX K. K.	Tokyo, Japan	—	100%
Mishang Trading (Shanghai) Co. Ltd.	Shanghai, China	—	100%
YOOX Asia Ltd.	Hong Kong, China	—	100%
Largenta Ltd.	London, United Kingdom	—	100%
The Net-a-Porter Group Ltd.	London, United Kingdom	—	100%
YNAP Corporation	New York, United States	—	100%
Mister Porter Ltd.	London, United Kingdom	—	100%
Mr Porter Ltd.	London, United Kingdom	—	100%
theOutnet Ltd.	London, United Kingdom	—	100%
Mr Porter Apothecary Ltd.	London, United Kingdom	—	100%
Da Vinci Holdings Ltd.	London, United Kingdom	—	100%
Feng Mao Trading (Shanghai) Co. Ltd.	Shanghai, China	—	100%
The Net-a-Porter Asia Pacific Ltd.	Hong Kong, China	—	100%
New King Group Ltd.	British Virgin Islands	—	100%
Shouke Ltd.	Hong Kong, China	—	100%
YNAP Middle East Holding Ltd.	London, United Kingdom	—	100%
E-LUX Middle East Holding Ltd.	Dubai, United Arab Emirates	—	100%
YNAP Middle East General Trading LLC	Dubai, United Arab Emirates	—	100%
(1)	Mytheresa International Services GmbH was founded in February 22, 2022.
(2)	Mytheresa APAC Services Limited was founded in February 28, 2022.
(3)	Mytheresa UK Services Ltd. was founded in May 13, 2022.
(4)	Mytheresa Spain Services S.L.U was founded in October 30, 2023.
(5)	All subsidiaries newly included as of June 30, 2025, relate to the acquisition of YNAP on April 23, 2025. As a result of this acquisition, LuxExperience B.V. obtained control over YNAP and its subsidiaries, which are fully consolidated as of June 30, 2025.

Summary of estimated useful lives of property and equipment

Asset type	Estimated useful life
Construction in progress	—
Leasehold improvements	over the period of the lease
Other fixed assets and office equipment	3 - 15 years

Summary of new and revised standards and interpretations applied for the first time in the financial year

New and Revised standards
Classification of Liabilities as Current or Non-current, and Non-current Liabilities with Covenants (Amendments to IAS 1, Presentation of Financial Statements)
Lease Liability in a Sale-and-Leaseback (Amendments to IFRS 16, Leases)
Supplier Finance Arrangements (Amendment to IAS 7, Statement of Cash Flows and IFRS 7, Financial Instruments: Disclosures)

The amendments included above do not have a material effect on the consolidated financial statements and thus no further details are disclosed.

Summary of applicable issued but not yet effective accounting standards and amendments

Revised standard	Effective date

Lack of Exchangeability (Amendments to IAS 21, The Effects of Changes in Foreign Exchange Rates)	January 1, 2025

Classification and Measurement of Financial Instruments, and Contracts Referencing Nature-dependent Electricity (Amendments to IFRS 9, Financial Instruments and IFRS 7, Financial Instruments: Disclosures)

January 1, 2026
Annual Improvements to IFRS Accounting Standards (Volume 11)	January 1, 2026
IFRS 18 Presentation and Disclosure in Financial Statements	January 1, 2027
IFRS 19 Subsidiaries without Public Accountability: Disclosures	January 1, 2027